CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES [abstract]
Cash generated from operations	¥ 145,979	$ 20,969	¥ 140,082	¥ 111,136
Income taxes paid	(22,458)	(3,226)	(15,684)	(16,085)
Net cash flows from operating activities	123,521	17,743	124,398	95,051
CASH FLOWS FROM INVESTING ACTIVITIES [abstract]
Acquisition of oil and gas properties	(5,619)	(807)	(264)	0
Capital expenditure	(66,395)	(9,537)	(51,002)	(48,068)
Additions to investments in associates	(7,707)	(1,107)	(64)	(161)
Decrease/(increase) in time deposits with maturity over three months	(3,095)	(445)	1,620	1,450
Dividends received from associates	231	33	162	116
Dividends received from a joint venture	172	25	132	243
Interest received	923	133	872	666
Investment income received	3,822	549	2,721	1,821
Purchase of other financial assets	(187,805)	(26,977)	(178,100)	(122,267)
Purchase of equity investments	0	0	(39)	(51)
Proceeds from sale of other financial assets	197,952	28,434	127,903	101,396
Proceeds from sale of equity investments	0	0	17	0
Proceeds from disposal of property, plant and equipment	64	9	590	110
Net cash flows used in investing activities	(67,457)	(9,690)	(95,452)	(64,745)
CASH FLOWS FROM FINANCING ACTIVITIES [abstract]
Proceeds from issuance of guaranteed notes	10,464	1,503	9,952	0
Repayment of guaranteed notes	(2,067)	(297)	(4,976)	(8,869)
Repayments of lease liabilities	(1,451)	(208)	0	0
Proceeds from bank loans	3,846	552	2,874	12,737
Repayment of bank loans	(8,206)	(1,179)	(6,133)	(13,052)
Dividends paid	(28,973)	(4,162)	(23,589)	(16,842)
Interest paid	(5,998)	(861)	(5,264)	(5,250)
Acquisition of a subsidiary under common control	(5,335)	(766)	0	0
Others	29	4	28	0
Net cash flows used in financing activities	(37,691)	(5,414)	(27,108)	(31,276)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	18,373	2,639	1,838	(970)
Cash and cash equivalents at beginning of year	14,995	2,154	12,949	14,134
Effect of foreign exchange rate changes, net	311	45	208	(215)
CASH AND CASH EQUIVALENTS AT END OF YEAR	33,679	$ 4,838	¥ 14,995	¥ 12,949
Total cash outflow for leases	¥ 2,453